800 Westchester Avenue, Suite S-710

Rye Brook, New York 10573

April 21, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

VIA EDGAR

Re: IndexIQ ETF Trust (the “Registrant”), on behalf of IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Real Return ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated April 15, 2015 to the Prospectus dated August 28, 2014 and to Summary Prospectuses dated August 28, 2014 and March 20, 2015.  The purpose of the filing is to submit the 497(e) filing dated April 15, 2015 in XBRL for the Funds.

Should you have any questions or comments, please contact me at (914) 697-4945, or our counsel Kathleen Moriarty at (212) 940-6304.

Very truly yours,

/s/ David Fogel

David Fogel

President